Provisions and other non-current liabilities (Details 3) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Environmental provision, fiscal year maturity [abstract]
Due within two years	$ 164
Due later than two years, but within five years	241
Due later than five years, but within ten years	315
Due after ten years	41
Total environmental remediation liability provisions	$ 761	$ 773	$ 871	$ 923